Reinsurance assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Assets Arising From Reinsurance Contracts

Assets arising from reinsurance contracts related to:	2017	2016
Life insurance general account	17,419	9,714
Life insurance for account of policyholders	2	2
Non-life insurance	1,327	1,481
Investment contracts	453	11
At December 31	19,202	11,208

Summary of Assets Arising From Reinsurance Contracts
Assets arising from reinsurance contracts related to:	2017	2016
Normal course of business	6,648	7,609
Exit of a business	12,553	3,599
At December 31	19,202	11,208